Personnel expenses - Sensitivity analysis of essential assumptions (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions
Increase in actuarial assumption (as a percent)	1.00%	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%	1.00%
Defined benefit obligation after reasonable increase in actuarial assumption	kr 206	kr 218	kr 215
Defined benefit obligation after reasonable decrease in actuarial assumption	329	358	351
Service cost after reasonable increase in actuarial assumption	4	5	5
Service cost after reasonable decrease in actuarial assumption	7	9	8
Interest cost on defined benefit obligation after reasonable increase in actuarial assumption	6	5	6
Interest cost on defined benefit obligation after reasonable decrease in actuarial assumption	kr 2	kr 1	kr 2
Expected lifetime
Disclosure of sensitivity analysis for actuarial assumptions
Increase in actuarial assumption (in years)	1 year	1 year	1 year
Decrease in actuarial assumption (in years)	1 year	1 year	1 year
Defined benefit obligation after reasonable increase in actuarial assumption	kr 270	kr 291	kr 286
Defined benefit obligation after reasonable decrease in actuarial assumption	245	264	260
Service cost after reasonable increase in actuarial assumption	5	7	6
Service cost after reasonable decrease in actuarial assumption	5	7	6
Interest cost on defined benefit obligation after reasonable increase in actuarial assumption	5	4	5
Interest cost on defined benefit obligation after reasonable decrease in actuarial assumption	kr 4	kr 3	kr 4